Segment Information (Total Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total assets	$ 902,337	$ 885,296
Separate account assets	316,994	317,201
Separate account liabilities	316,994	317,201
Retail
Segment Reporting Information [Line Items]
Total assets	359,188	349,230
Separate account assets	171,726	172,382
Separate account liabilities	171,726	172,382
Group, Voluntary & Worksite Benefits
Segment Reporting Information [Line Items]
Total assets	46,483	43,646
Separate account assets	669	644
Separate account liabilities	669	644
Corporate Benefit Funding
Segment Reporting Information [Line Items]
Total assets	228,543	219,612
Separate account assets	81,150	77,023
Separate account liabilities	81,150	77,023
Latin America
Segment Reporting Information [Line Items]
Total assets	72,259	70,427
Separate account assets	50,301	49,660
Separate account liabilities	50,301	49,660
Asia
Segment Reporting Information [Line Items]
Total assets	117,894	121,386
Separate account assets	9,078	8,996
Separate account liabilities	9,078	8,996
EMEA
Segment Reporting Information [Line Items]
Total assets	29,217	34,937
Separate account assets	4,070	8,496
Separate account liabilities	4,070	8,496
Corporate & Other
Segment Reporting Information [Line Items]
Total assets	48,753	46,058
Separate account assets	0	0
Separate account liabilities	$ 0	$ 0